FINANCIAL INCOME/(EXPENSE), NET	12 Months Ended
Dec. 31, 2021
Financial Income And Expense [Abstract]
FINANCIAL INCOME/(EXPENSE), NET
19. FINANCIAL INCOME/(EXPENSE), NET

	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2021
	RMB	RMB	RMB
Interest income	52,889	46,667	15,947
Interest expense	—	(6,383)	(4,181)
Gains/(loss) from fair value changes of equity securities investments (Note 9)	68,555	(53,683)	59,690
Bank charges	(444)	(709)	(529)
Others	370	5,537	9,134

Total financial income/(expense), net	121,370	(8,571)	80,061